Retirement Benefit Obligations - Summary of Major Long-Term Assumptions Used By Actuaries in the Computation of Scheme Liabilities and Post-Retirement Obligations (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Eurozone [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	3.50%	3.59%	3.41%
Pensions in payment	1.62%	1.70%	1.50%
Inflation	1.65%	1.75%	1.50%
Discount rate	2.12%	2.05%	1.86%
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	1.50%	1.25%	1.25%
Inflation	1.00%	0.75%	0.75%
Discount rate	0.85%	0.70%	0.65%
United States and Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	3.38%	3.27%	3.28%
Inflation	2.00%	2.00%	2.00%
Discount rate	4.10%	3.52%	4.01%
Medical cost trend rate	1.55%	6.33%	5.98%